UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21113
                                                     ---------

                      Touchstone Institutional Funds Trust
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jill McGruder
                            Touchstone Advisors, Inc.
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
            ---------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (513) 878-4066
                                                           --------------

                         Date of fiscal year end: 12/31
                                                 ------

                       Date of reporting period: 06/30/10
                                                 --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

================================================================================

                                                                   June 30, 2010
                                                                     (Unaudited)

Semi-Annual Report
================================================================================

--------------------------------------------------------------------------------

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Touchstone Mazama Institutional Growth Fund

Touchstone Sands Capital Institutional Growth Fund







--------------------------------------------------------------------------------



[LOGO] Touchstone Investments(R)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                          Page
Tabular Presentation of Portfolios of Investments                            3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4
--------------------------------------------------------------------------------
Statements of Operations                                                     5
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        6-7
--------------------------------------------------------------------------------
Financial Highlights                                                       8-9
--------------------------------------------------------------------------------
Notes to Financial Statements                                            10-15
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      Touchstone Mazama Institutional Growth Fund                        16-17
--------------------------------------------------------------------------------
      Touchstone Sands Capital Institutional Growth Fund                    18
--------------------------------------------------------------------------------
Other Items                                                              19-20
--------------------------------------------------------------------------------
Privacy Protection Policy                                                   21

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2010
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     26.0
Consumer Discretionary                                                     22.9
Health Care                                                                14.5
Industrials                                                                12.7
Financials                                                                 10.6
Consumer Staples                                                            3.9
Energy                                                                      3.8
Telecommunication Services                                                  2.8
Materials                                                                   2.3
Investment Funds                                                           10.1
Other Assets/Liabilities (Net)                                             (9.6)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     36.9
Health Care                                                                20.3
Consumer Discretionary                                                     16.9
Energy                                                                     12.0
Financials                                                                  8.9
Industrials                                                                 3.9
Investment Funds                                                            0.7
Other Assets/Liabilities (Net)                                              0.4
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                    TOUCHSTONE          TOUCHSTONE
                                                                      MAZAMA           SANDS CAPITAL
                                                                   INSTITUTIONAL       INSTITUTIONAL
                                                                      GROWTH              GROWTH
                                                                       FUND                FUND
----------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                          $   19,348,161      $  832,396,997
==========================================================================================================
  Affiliated securities, at market value                           $      130,368      $    6,804,309
  Non-affiliated securities, at market value                           18,512,219         899,468,809
----------------------------------------------------------------------------------------------------------
  At market value - including $1,537,611 of securities loaned
   for the Mazama Institutional Growth Fund.                       $   18,642,587      $  906,273,118
Dividends and interest receivable                                          10,518             387,788
Receivable for capital shares sold                                          5,809           2,058,705
Receivable for securities sold                                            138,971           3,167,249
Receivable for securities lending income                                    6,394                  11
Other assets                                                                4,456              56,745
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                           18,808,735         911,943,616
----------------------------------------------------------------------------------------------------------

LIABILITIES
Payable upon return of securities loaned                                1,583,376                  --
Dividends payable                                                           5,809                  --
Payable for capital shares redeemed                                            --           1,019,995
Payable for securities purchased                                          187,852                  --
Payable to Advisor                                                         14,417             619,686
Other accrued expenses and liabilities                                      2,093               8,775
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       1,793,547           1,648,456
----------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $   17,015,188      $  910,295,160
==========================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $   19,637,338      $  976,927,589
Accumulated net investment income (loss)                                   80,167          (1,236,279)
Accumulated net realized losses on investments                         (1,996,743)       (139,272,271)
Net unrealized appreciation (depreciation) on investments                (705,574)         73,876,121
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $   17,015,188      $  910,295,160
----------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                   2,153,750          87,331,019
==========================================================================================================
Net asset value, offering price and redemption price per share     $         7.90      $        10.42
==========================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                         TOUCHSTONE        TOUCHSTONE
                                                                           MAZAMA         SANDS CAPITAL
                                                                        INSTITUTIONAL     INSTITUTIONAL
                                                                           GROWTH            GROWTH
                                                                            FUND              FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                    $          221    $       20,102
Dividends from non-affiliated securities                                        86,274         2,630,031
Income from securities loaned                                                   21,839             1,180
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        108,334         2,651,313
------------------------------------------------------------------------------------------------------------

EXPENSES
Unified management fee                                                          98,155         3,835,111
Registration fees                                                                  827            35,592
Miscellaneous expenses                                                           1,810            16,889
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 100,792         3,887,592

NET INVESTMENT INCOME (LOSS)                                                     7,542        (1,236,279)
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                                2,845,236        15,938,347
Net change in unrealized appreciation/(depreciation) on investments         (4,763,895)      (76,090,949)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                           (1,918,659)      (60,152,602)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                              $   (1,911,117)   $  (61,388,881)
============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   TOUCHSTONE
                                                                                     MAZAMA
                                                                                  INSTITUTIONAL
                                                                                     GROWTH
                                                                                      FUND
--------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED             YEAR
                                                                            JUNE 30,            ENDED
                                                                              2010          DECEMBER 31,
                                                                           (UNAUDITED)          2009
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                   $         7,542   $         8,128
Net realized gains (losses) from security transactions                        2,845,236          (778,070)
Net change in unrealized appreciation/(depreciation) on investments          (4,763,895)        9,266,347
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        (1,911,117)        8,496,405
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                       (5,809)               --
From tax return of capital                                                           --            (8,677)
--------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (5,809)           (8,677)
--------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                                       482,720           802,447
Reinvested distributions                                                             --             8,678
Payments for shares redeemed                                                 (4,116,821)         (187,148)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                (3,634,101)          623,977
--------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (5,551,027)        9,111,705

NET ASSETS
Beginning of period                                                          22,566,215        13,454,510
--------------------------------------------------------------------------------------------------------------
End of period                                                           $    17,015,188   $    22,566,215
==============================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                $        80,167   $        78,434
==============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                   TOUCHSTONE
                                                                                  SANDS CAPITAL
                                                                                  INSTITUTIONAL
                                                                                     GROWTH
                                                                                      FUND
--------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED             YEAR
                                                                            JUNE 30,            ENDED
                                                                              2010          DECEMBER 31,
                                                                           (UNAUDITED)          2009
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                                     $    (1,236,279)  $    (1,047,820)
Net realized gains (losses) from security transactions                       15,938,347       (52,373,740)
Net change in unrealized appreciation/(depreciation) on investments         (76,090,949)      477,762,223
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       (61,388,881)      424,340,663
--------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                                   130,275,746       267,089,340
Payments for shares redeemed                                               (162,489,056)     (279,090,089)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS                          (32,213,310)      (12,000,749)
--------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (93,602,191)      412,339,914

NET ASSETS
Beginning of period                                                       1,003,897,351       591,557,437
--------------------------------------------------------------------------------------------------------------
End of period                                                           $   910,295,160   $ 1,003,897,351
==============================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                         $    (1,236,279)  $            --
==============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED               YEAR              PERIOD
                                                                   JUNE 30,              ENDED              ENDED
                                                                     2010             DECEMBER 31,       DECEMBER 31,
                                                                  (UNAUDITED)            2009              2008(A)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          $     8.87          $     5.55        $    10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                               0.01                0.00(B)           0.05
  Net realized and unrealized gains (losses) on investments          (0.98)               3.32             (4.45)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     (0.97)               3.32             (4.40)
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.00)(B)              --             (0.05)
  Tax return of capital                                                 --               (0.00)(B)            --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (0.00)(B)           (0.00)(B)         (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                                $     7.90          $     8.87        $     5.55
=========================================================================================================================
Total return                                                        (10.91%)(C)          59.89%           (44.13%)(C)
=========================================================================================================================
Net assets at end of period (000's)                             $   17,015          $   22,566        $   13,455
=========================================================================================================================

Ratio of net expenses to average net assets                           0.98%(D)            0.98%             0.98%(D)
Ratio of gross expenses to average net assets                         0.98%(D)            0.98%             0.99%(D)
Ratio of net investment income to average net assets                  0.07%(D)            0.05%             0.70%(D)
Portfolio turnover rate                                                 60%(C)             124%              200%(C)

(A) Represents the period from commencement of operations (January 30, 2008) through December 31, 2008.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                                                       PERIOD
                                          JUNE 30,                         YEAR ENDED DECEMBER 31,                       ENDED
                                            2010         ----------------------------------------------------------   DECEMBER 31,
                                         (UNAUDITED)          2009          2008            2007          2006           2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                               $     11.12       $      6.50    $     13.18    $     11.10    $     11.79    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                        (0.01)            (0.01)         (0.04)         (0.04)         (0.04)        (0.02)
  Net realized and unrealized gains
    (losses) on investments                  (0.69)             4.63          (6.35)          2.12          (0.65)         1.81
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (0.70)             4.62          (6.39)          2.08          (0.69)         1.79
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --                --          (0.29)            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period       $     10.42       $     11.12    $      6.50    $     13.18    $     11.10    $    11.79
====================================================================================================================================
Total return                                 (6.29%)(B)        71.08%        (48.45%)        18.74%         (5.85%)       17.90%(B)
====================================================================================================================================
Net assets at end of period (000's)    $   910,295       $ 1,003,897    $   591,557    $ 1,375,494    $ 1,234,451    $  615,503
====================================================================================================================================
Ratio of net expenses to average
  net assets                                  0.79%(C)          0.80%          0.80%          0.80%          0.80%         0.79%(C)
Ratio of net investment loss to
  average net assets                         (0.25%)(C)        (0.13%)        (0.37%)        (0.31%)        (0.44%)       (0.45%)(C)
Portfolio turnover rate                         11%(B)            34%            44%            36%            28%           16%(B)

(A) Represents the period from commencement of operations (January 21, 2005) through December 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 2010 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Institutional Funds Trust (the Trust), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two funds. The financial statements included herein are those of the Touchstone Mazama Institutional Growth Fund, which is a diversified fund, and Touchstone Sands Capital Institutional Growth Fund, which is a non-diversified fund (each individually a "Fund" and collectively the "Funds"). The Funds commenced operations on January 30, 2008 and January 21, 2005, respectively.

The Funds are registered to offer one class of shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the class of shares currently being offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -- quoted prices in active markets for identical securities

o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The aggregate value by input level, as of June 30, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

NEW ACCOUNTING PRONOUNCEMENTS -- In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of June 30, 2010, the following Funds loaned common stocks and received collateral as follows:

                                                  MARKET VALUE      VALUE OF
                                                    OF COMMON      COLLATERAL
                                                  STOCKS LOANED     RECEIVED
--------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund       $   1,537,611   $   1,583,376

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SHARE VALUATION -- The net asset value per share is calculated each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS -- The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

EXPENSES -- The Funds pay a unified management fee to Touchstone Advisors, Inc. (the Advisor) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Funds will pay all state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2010:

                                                 TOUCHSTONE        TOUCHSTONE
                                                   MAZAMA         SANDS CAPITAL
                                                INSTITUTIONAL     INSTITUTIONAL
                                                   GROWTH            GROWTH
                                                    FUND              FUND
--------------------------------------------------------------------------------
Cost of purchases                               $ 12,148,700      $ 104,210,509
Proceeds from sales                             $ 15,744,636      $ 141,659,722
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor, the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

AFFILIATED INVESTMENTS -- Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2010, is noted below:

                                                                  SHARE ACTIVITY
                                            ----------------------------------------------------------
                                               BALANCE                                       BALANCE                       VALUE
                                              12/31/09      PURCHASES         SALES         06/30/10       DIVIDENDS      06/30/10
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund      222,708      2,717,532     (2,809,872)        130,368   $        221   $    130,368
Touchstone Sands Capital Institutional
  Growth Fund                                 13,225,243    103,889,434   (110,310,368)      6,804,309   $     20,102   $  6,804,309
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT -- The Trust and the Advisor are parties to a management agreement under which the Advisor receives a fee, calculated daily and paid monthly, of 0.95% and 0.78% per annum of the average daily net assets of the Touchstone Mazama Institutional Growth Fund and the Touchstone Sands Capital Institutional Growth Fund, respectively. Under the management agreement, the Advisor continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the management agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf, excluding BlueSky state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

Mazama Capital Management, Inc. ("Mazama"), an SEC registered investment advisor, serves as the sub-advisor to the Mazama Institutional Growth Fund and makes investment decisions for the Fund, and also ensures compliance with the Fund's investment policies and guidelines.

Sands Capital Management, LLC, an SEC registered investment advisor, serves as the sub-advisor to the Sands Capital Institutional Growth Fund and makes investment decisions for the Fund, and also ensures compliance with the Fund's investment policies and guidelines.

The Advisor, (not the Funds), pays the Sub-Advisors a fee for their services.

EXPENSE LIMITATION AGREEMENT -- The Trust and the Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Touchstone Mazama Institutional Growth Fund and the Touchstone Sands Capital Institutional Growth Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through April 29, 2011:

--------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund                               0.98%
Touchstone Sands Capital Institutional Growth Fund                        0.80%
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                           TOUCHSTONE                        TOUCHSTONE
                                                             MAZAMA                         SANDS CAPITAL
                                                      INSTITUTIONAL GROWTH              INSTITUTIONAL GROWTH
                                                              FUND                              FUND
---------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                     ENDED            ENDED            ENDED            ENDED
                                                 JUNE 30, 2010     DECEMBER 31,    JUNE 30, 2010     DECEMBER 31,
                                                  (UNAUDITED)          2009         (UNAUDITED)          2009
---------------------------------------------------------------------------------------------------------------------
Shares sold                                            49,723          144,371       11,597,960       32,434,529
Shares reinvested                                          --            1,162               --               --
Shares redeemed                                      (440,015)         (27,115)     (14,540,262)     (33,203,542)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding        (390,292)         118,418       (2,942,302)        (769,013)
Shares outstanding, beginning of period             2,544,042        2,425,624       90,273,321       91,042,334
---------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   2,153,750        2,544,042       87,331,019       90,273,321
=====================================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. FEDERAL INCOME TAXES

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2009 and 2008 was as follows:

                                          TOUCHSTONE                     TOUCHSTONE
                                     MAZAMA INSTITUTIONAL        SANDS CAPITAL INSTITUTIONAL
                                         GROWTH FUND                     GROWTH FUND
-------------------------------------------------------------------------------------------------
                                     2009            2008            2009            2008
-------------------------------------------------------------------------------------------------
From ordinary income             $         --    $     98,683    $         --    $         --
From long-term capital gains               --              --              --      25,298,914
From tax return of capital              8,677              --              --              --
-------------------------------------------------------------------------------------------------
                                 $      8,677    $     98,683    $         --    $ 25,298,914
-------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2009:

                                              TOUCHSTONE           TOUCHSTONE
                                                MAZAMA            SANDS CAPITAL
                                             INSTITUTIONAL        INSTITUTIONAL
                                              GROWTH FUND          GROWTH FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments           $   24,988,335       $  913,766,989
================================================================================
Gross unrealized appreciation                    4,389,005          193,920,779
Gross unrealized depreciation                     (924,099)         (85,547,913)
--------------------------------------------------------------------------------
Net unrealized appreciation                      3,464,906          108,372,866
Post-October losses                                     --                   --
Capital loss carryforward                       (4,170,130)        (113,616,414)
Other temporary differences                             --                   --
--------------------------------------------------------------------------------
   Accumulated deficit                      $     (705,224)      $   (5,243,548)
================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of December 31, 2009, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                                 EXPIRES
FUND                                                           AMOUNT          DECEMBER 31,
-----------------------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund                $      881,641          2016
                                                                3,288,489          2017
                                                           --------------
                                                           $    4,170,130
                                                           --------------


Touchstone Sands Capital Institutional Growth Fund         $    3,211,909          2016
                                                              110,404,505          2017
                                                           --------------
                                                           $  113,616,414
                                                           --------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gain, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications of return of capital distributions, investments in limited partnerships and net investment loss have been made to the following Funds for the year ended December 31, 2009:

                                                                         UNDISTRIBUTED    ACCUMULATED
                                                           PAID-IN      NET INVESTMENT   NET REALIZED
                                                           CAPITAL          INCOME           GAINS
--------------------------------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund            $      (78,983)  $       78,983  $           --
Touchstone Sands Capital Institutional Growth Fund         (1,047,820)       1,047,820              --

For the six months ended June 30, 2010, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                                NET
                                                                            GROSS            GROSS          UNREALIZED
                                                           FEDERAL        UNREALIZED       UNREALIZED      APPRECIATION
                                                          TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund            $  20,023,587    $   1,189,400    $  (2,570,400)    $  (1,381,000)
Touchstone Sands Capital Institutional Growth Fund     $ 874,732,379    $ 126,037,760    $ (94,497,021)    $  31,540,739

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

9. SUBSEQUENT EVENTS

During a meeting held August 19, 2010 of the Board of Trustees, the Trustees unanimously approved the liquidation of the Mazama Institutional Growth Fund.

--------------------------------------------------------------------------------
Portfolio of Investments
Touchstone Mazama Institutional Growth Fund - June 30, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.5%                                 SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 26.0%
Agilent Technologies, Inc.*                             9,790     $     278,330
Akamai Technologies, Inc.*                              2,080            84,386
Citrix Systems, Inc.*                                   2,125            89,739
Cognizant Technology Solutions
    Corp. - Class A*                                    4,465           223,518
Cree, Inc.*                                             1,405            84,342
Intersil Corp. - Class A                               26,260           318,009
KLA-Tencor Corp.                                       13,535           377,356
Marvell Technology Group Ltd.*                         19,485           307,084
Mastercard, Inc. - Class A                              1,755           350,175
NetApp, Inc.*                                           5,200           194,012
Novellus Systems, Inc.*                                17,375           440,630
NVIDIA Corp.*                                          41,140           420,039
Paychex, Inc.                                           4,320           112,190
Red Hat, Inc.*                                          5,960           172,482
Salesforce.com, Inc.*                                     465            39,906
Skyworks Solutions, Inc.*                               3,585            60,192
Teradyne, Inc.*                                        36,015           351,146
TriQuint Semiconductor, Inc.*                          85,275           521,030
--------------------------------------------------------------------------------
                                                                      4,424,566
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 22.9%
Abercrombie & Fitch Co. - Class A                      4,935            151,455
Bed Bath & Beyond, Inc.*                               2,225             82,503
Best Buy Co., Inc.                                    10,230            346,388
Chico's FAS, Inc.                                     33,035            326,386
Chipotle Mexican Grill, Inc. - Class A*                  820            112,184
Coach, Inc.                                           13,450            491,597
Deckers Outdoor Corp.*                                 1,795            256,452
Dick's Sporting Goods, Inc.*                           4,795            119,348
Discovery Communications, Inc. - Class C*              2,020             62,479
Dollar Tree, Inc.*                                     1,418             59,011
DreamWorks Animation SKG, Inc. - Class A*             11,030            314,907
Express, Inc.*                                        17,830            291,877
Interpublic Group of Cos., Inc.*                      11,420             81,425
J. Crew Group, Inc.*                                   5,535            203,743
Netflix, Inc.*                                           370             40,200
Nordstrom, Inc.                                        2,355             75,807
Orbitz Worldwide, Inc.*                               60,580            230,810
priceline.com, Inc.*                                     895            158,003
Strayer Education, Inc. +                                170             35,341
Tiffany & Co.                                          2,015             76,389
Tupperware Brands Corp.                                6,725            267,991
Urban Outfitters, Inc.*                                2,985            102,654
--------------------------------------------------------------------------------
                                                                      3,886,950
--------------------------------------------------------------------------------

HEALTH CARE -- 14.5%
Bruker Corp.*                                          19,770           240,403
Cephalon, Inc.* +                                       3,320           188,410
Cubist Pharmaceuticals, Inc.*                          35,575           732,845
Dendreon Corp.*                                         4,955           160,195
Human Genome Sciences, Inc.*                            4,995           113,187
Illumina, Inc.*                                         5,250           228,532
Myriad Genetics, Inc.*                                 31,270           467,487
Vertex Pharmaceuticals, Inc.*                           5,500           180,950
Waters Corp.*                                           2,410           155,927
--------------------------------------------------------------------------------
                                                                      2,467,936
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.7%
CH Robinson Worldwide, Inc.                             4,285           238,503
Clean Harbors, Inc.*                                    1,855           123,191
Expeditors International of Washington, Inc.            1,670            57,632
Flowserve Corp.                                         1,605           136,104
Fluor Corp.                                             1,770            75,225
Goodrich Corp.                                          2,545           168,606
JB Hunt Transport Services, Inc.                        5,200           169,884
Joy Global, Inc.                                        2,845           142,506
Precision Castparts Corp.                               1,470           151,292
Quanta Services, Inc.*                                  7,535           155,598
Robert Half International, Inc.                         1,890            44,510
SunPower Corp. - Class A* +                            21,525           260,452
Suntech Power Holdings Co. Ltd. ADR* +                 37,220           341,307
URS Corp.*                                              2,625           103,294
--------------------------------------------------------------------------------
                                                                      2,168,104
--------------------------------------------------------------------------------

FINANCIALS -- 10.6%
Affiliated Managers Group, Inc.*                        1,785           108,474
Blackstone Group LP                                    66,670           637,365
CBOE Holdings, Inc.*                                    6,740           219,387
Greenhill & Co., Inc. +                                 2,885           176,360
IntercontinentalExchange, Inc.*                           470            53,124
Jefferies Group, Inc. +                                11,745           247,585
MSCI, Inc. - Class A*                                   7,225           197,965
T Rowe Price Group, Inc.                                3,535           156,919
--------------------------------------------------------------------------------
                                                                      1,797,179
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.9%
Avon Products, Inc.                                     8,970           237,705
Church & Dwight Co., Inc.                                 615            38,567
H.J. Heinz Co.                                          5,365           231,875
Mead Johnson Nutrition Co. - Class A                      885            44,356
Whole Foods Market, Inc.* +                             3,000           108,060
--------------------------------------------------------------------------------
                                                                        660,563
--------------------------------------------------------------------------------

ENERGY -- 3.8%
Continental Resources, Inc.*                            3,090           137,876
FMC Technologies, Inc.*                                 4,650           244,869
Petrohawk Energy Corp.*                                 6,990           118,620
Range Resources Corp.                                   3,720           149,358
--------------------------------------------------------------------------------
                                                                        650,723
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.8%
Clearwire Corp. - Class A* +                           50,115           364,837
NII Holdings, Inc.*                                     3,505           113,983
--------------------------------------------------------------------------------
                                                                        478,820
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                     SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 2.3%
CF Industries Holdings, Inc.                            1,600     $     101,520
Ecolab, Inc.                                            1,855            83,308
International Flavors & Fragrances, Inc.                3,390           143,804
Nalco Holding Co.                                       3,195            65,370
--------------------------------------------------------------------------------
                                                                        394,002
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  16,928,843
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 10.1%
Invesco Liquid Assets Portfolio **                  1,583,376         1,583,376
Touchstone Institutional
    Money Market Fund^                                130,368           130,368
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   1,713,744
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.6%
(Cost $19,348,161)                                                $  18,642,587

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.6%)                      (1,627,399)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  17,015,188
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $1,537,611.

**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks            $ 16,928,843  $         --  $         --  $ 16,928,843
Investment Funds            1,713,744            --            --     1,713,744
                                                                   ============
                                                                   $ 18,642,587

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Touchstone Sands Capital Institutional Growth Fund - June 30, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.9%                                 SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 36.9%
Apple, Inc.*                                          311,250     $  78,288,712
Broadcom Corp. - Class A                              576,700        19,013,799
FLIR Systems, Inc.*                                   527,300        15,339,157
Google, Inc. - Class A*                               101,400        45,117,930
QUALCOMM, Inc.                                      1,565,000        51,394,600
Salesforce.com, Inc.*                                 680,600        58,409,092
Visa, Inc. - Class A                                  727,300        51,456,475
VMware, Inc. - Class A*                               266,586        16,685,618
--------------------------------------------------------------------------------
                                                                    335,705,383
--------------------------------------------------------------------------------

HEALTH CARE -- 20.3%
Allergan, Inc.                                        602,700        35,113,302
Genzyme Corp.*                                        806,300        40,935,851
Illumina, Inc.*                                       779,500        33,931,635
Intuitive Surgical, Inc.*                             150,900        47,627,058
Varian Medical Systems, Inc.*                         513,500        26,845,780
--------------------------------------------------------------------------------
                                                                    184,453,626
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.9%
Amazon.com, Inc.*                                     531,300        58,049,838
Las Vegas Sands Corp.*                                918,226        20,329,524
NIKE, Inc. - Class B                                  459,900        31,066,245
Staples, Inc.                                       1,003,400        19,114,770
Starbucks Corp.                                     1,040,700        25,289,010
--------------------------------------------------------------------------------
                                                                    153,849,387
--------------------------------------------------------------------------------

ENERGY -- 12.0%
FMC Technologies, Inc.*                               688,700        36,266,942
National Oilwell Varco, Inc.                        1,153,440        38,144,261
Schlumberger Ltd.                                     636,800        35,240,512
--------------------------------------------------------------------------------
                                                                    109,651,715
--------------------------------------------------------------------------------

FINANCIALS -- 8.9%
Charles Schwab Corp.(The)                           1,543,600        21,888,248
CME Group, Inc.                                        73,800        20,778,390
IntercontinentalExchange, Inc.*                       335,820        37,957,734
--------------------------------------------------------------------------------
                                                                     80,624,372
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.9%
Iron Mountain, Inc.                                   598,600        13,444,556
W.W. Grainger, Inc.                                   218,600        21,739,770
--------------------------------------------------------------------------------
                                                                     35,184,326
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 899,468,809
--------------------------------------------------------------------------------

INVESTMENT FUND -- 0.7%
Touchstone Institutional
    Money Market Fund^                              6,804,309     $   6,804,309
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $832,396,997)                                               $ 906,273,118

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                         4,022,042
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 910,295,160
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                      VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION           LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks     $ 899,468,809   $          --   $          --   $ 899,468,809
Investment Funds      6,804,309              --              --       6,804,309
                                                                  =============
                                                                  $ 906,273,118

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2010" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                           NET EXPENSE    BEGINNING        ENDING         EXPENSES
                                                              RATIO        ACCOUNT         ACCOUNT       PAID DURING
                                                           ANNUALIZED       VALUE           VALUE      THE SIX MONTHS
                                                            JUNE 30,     JANUARY 1,       JUNE 30,     ENDED JUNE 30,
                                                              2010          2010            2010            2010*
-------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND
   Actual                                                     0.98%     $  1,000.00     $    890.90     $      4.59
   Hypothetical                                               0.98%     $  1,000.00     $  1,019.93     $      4.91

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
   Actual                                                     0.79%     $  1,000.00     $    937.10     $      3.79
   Hypothetical                                               0.79%     $  1,000.00     $  1,020.88     $      3.96

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group(R)

      THE PRIVACY PROTECTION POLICY IS NOT PART OF THE SEMI-ANNUAL REPORT.

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[LOGO] Touchstone Investments(R)

       303 Broadway, Suite 1100
       Cincinnati, OH 45202-4203





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TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203 800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group

                                                          TSF-1105-TIFT-SAR-1006

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ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

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ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.
(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.
(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Touchstone Institutional Funds Trust
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By (Signature and Title) /s/ Jill McGruder
                         -------------------------------------------------------
                             Jill McGruder, President
                             (principal executive officer)

Date August 31, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Jill McGruder
                         -------------------------------------------------------
                             Jill McGruder, President
                             (principal executive officer)

Date August 31, 2010
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By (Signature and Title) /s/ Terrie Wiedenheft
                         -------------------------------------------------------
                             Terrie Wiedenheft, Controller and Treasurer
                             (principal financial officer)

Date August 31, 2010
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